Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 148.0%

Arizona — 142.3%

Corporate — 16.4%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	$2,305	$2,309,011
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,010,230
County of Pima Arizona IDA, Refunding RB:
American Leadership Academy Project, 5.00%, 06/15/52(a)	530	408,741
Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,033,220
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,463,140
5.00%, 12/01/37	2,500	3,084,975

		10,309,317

County/City/Special District/School District — 18.8%
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	546,518
5.50%, 07/01/30	400	455,432
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,439,750
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,819,600
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,610,080
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	886,890

		11,758,270

Education — 49.3%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,787,523
Arizona Board of Regents, RB, Series A, 4.00%, 07/01/42	1,000	1,111,440
Arizona IDA, RB:
Arizona Charter Schools Project, 7.10%, 01/01/55(a)	250	211,973
Doral Academy of Neveda - Fire Mesa & Red Rock Campus Projects, Series A, 5.00%, 07/15/49(a)	1,000	876,630

Security	Par (000)	Value

Education (continued)
Lone Mountain Campus Project, Series A, 5.00%, 12/15/49(a)	$250	$215,573
NCCU Properties LLC North Carolina University Project, Series A (BAM), 5.00%, 06/01/49	2,500	2,893,125
Arizona IDA, Refunding RB:
Academies of Math And Science, 5.00%, 07/01/37	750	860,362
Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(a)	500	468,600
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	600	530,814
Arizona Industrial Development Authority, Refunding RB, Basis Schools Project, Series G, 5.00%, 07/01/47(a)	2,360	2,053,200
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/23(b)	500	586,720
Great Hearts Academies - Veritas Projects, 6.30%, 07/01/21(b)	500	530,910
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,045,100
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(a)	440	458,643
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	500	456,270
City of Phoenix Arizona IDA, Refunding RB:
Downtown Phoenix Student Housing, LLC - Arizona State University Project, Series A, 5.00%, 07/01/42	1,750	1,823,902
Great Hearts Academies Projects, 5.00%, 07/01/46	500	512,970
Legacy Traditional School Projects, 5.00%, 07/01/45(a)	500	453,765
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,029,860
County of Maricopa Arizona IDA, Refunding RB(a):
Legacy Traditional Schools Project, 5.00%, 07/01/54	250	225,605
Paradise Schools Projects, 5.00%, 07/01/47	1,000	878,900

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Maricopa County Industrial Development Authority, RB, Creighton University Project, 4.00%, 07/01/50	$1,500	$1,495,065
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 07/01/39	500	573,590
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/23(b)	3,000	3,377,970
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,566,502
Town of Florence, Inc. Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	500	502,255
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,342,145

		30,869,412

Health — 22.9%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	512,935
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,040,560
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	2,785	2,953,548
County of Glendale Arizona IDA, Refunding RB, Terrace of Phoenix Project, 5.00%, 07/01/48	530	459,044
County of Maricopa Arizona IDA, Refunding RB:
Banner Health Obligation Group, 5.00%, 01/01/38	500	562,120
Banner Health Obligation Group, Series A, 4.00%, 01/01/41	3,000	3,182,160
HonorHealth, Series A, 4.13%, 09/01/42	750	770,348
HonorHealth, Series A, 5.00%, 09/01/42	1,000	1,104,270
County of Yavapai Arizona IDA, Refunding RB:
Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,046,830
Yavapai Regional Medical Center, 4.00%, 08/01/43	1,650	1,684,468

Security	Par (000)	Value

Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	$1,000	$1,059,890

		14,376,173

Transportation — 2.9%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien Airport, Series D, 4.00%, 07/01/40	1,000	1,062,020
Senior Lien, AMT, 5.00%, 07/01/32	700	751,443

		1,813,463

Utilities — 32.0%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	3,927,945
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,590,850
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,267,420
City of Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 4.00%, 07/01/39	1,300	1,450,800
Series B (BHAC), 5.50%, 07/01/41	100	140,310
County of Pinal Arizona IDA, RB, San Manuel Facility Project, 6.25%, 06/01/26	350	367,777
County of Pinal Arizona IDA, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(b)	2,500	2,624,450
Salt River Project Agricultural Improvement & Power District, Refunding RB:
5.00%, 01/01/38	2,000	2,402,120
Series A, 5.00%, 12/01/41	2,000	2,281,580

		20,053,252

Total Municipal Bonds in Arizona		89,179,887

Puerto Rico — 5.7%

State — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/46(c)	321	73,817
Series A-1, 4.75%, 07/01/53	332	299,075
Series A-1, 5.00%, 07/01/58	1,352	1,262,795
Series A-2, 4.33%, 07/01/40	196	175,048

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series A-2, 4.78%, 07/01/58	$357	$321,368

		2,132,103

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	460	453,146

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	525	498,671
5.13%, 07/01/37	150	141,629
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	345	342,143

		982,443

Total Municipal Bonds in Puerto Rico		3,567,692

Total Municipal Bonds — 148.0% (Cost — $89,697,906)		92,747,579

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts-11.9%(d)

Arizona — 11.9%

Utilities — 11.9%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	$3,000	$3,114,840
City of Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/43	4,000	4,370,480

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.9% (Cost — $7,331,130)		7,485,320

Total Long-Term Investments — 159.9% (Cost — $97,029,036)		100,232,899

	Shares

Short-Term Securities — 3.0%
BlackRock Liquidity Funds, Muni Cash, Institutional Class, 0.15%(e)(f)	1,876,017	1,876,393

Total Short-Term Securities — 3.0% (Cost — $1,875,264)		1,876,393

Total Investments — 162.9% (Cost — $98,904,300)		102,109,292

Other Assets Less Liabilities — 2.2%		1,200,881

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.6)%		(3,518,249)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (59.5)%		(37,126,264)

Net Assets Applicable to Common Shares — 100.0%		$62,665,660

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)	Annualized 7-day yield as of period end.

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Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(f)	Investments in issuers considered to be an affiliate/affiliates of the fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,989,483	—	(113,466	)(b)	1,876,017	$1,876,393	$8,907	$464	$1,129

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BHAC — Berkshire Hathaway Assurance Corp.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

ERB — Education Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

RB — Revenue Bonds

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments.)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$100,232,899	$—	$100,232,899
Short-Term Securities	1,876,393	—	—	1,876,393

	$1,876,393	$100,232,899	$—	$102,109,292

(a)	See above Schedule of Investments for values in each sector.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,500,000)	$—	$(3,500,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,800,000)	$—	$(40,800,000)

5